UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of March 31, 2012 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of five series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund, and Dodge & Cox Income Fund.

STOCK FUND Portfolio of Investments (unaudited)	March 31, 2012

COMMON STOCKS: 99.1%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 16.4%
CONSUMER DURABLES & APPAREL: 1.4%
NVR, Inc.(a)	89,600	$65,079,168
Panasonic Corp. ADR(b) (Japan)	18,018,774	166,673,660
Sony Corp. ADR(b) (Japan)	15,567,350	323,333,859

		555,086,687
MEDIA: 12.5%
Comcast Corp., Class A	54,390,497	1,632,258,815
DISH Network Corp., Class A(a)	7,971,553	262,503,240
Liberty Global, Inc., Series A(a)	750,010	37,560,501
Liberty Global, Inc., Series C(a)	978,853	46,877,270
McGraw-Hill Companies, Inc.	4,829,400	234,081,018
News Corp., Class A	50,313,826	990,679,234
Time Warner Cable, Inc.	8,774,010	715,081,815
Time Warner, Inc.	31,556,732	1,191,266,633

		5,110,308,526
RETAILING: 2.5%
CarMax, Inc.(a)	4,111,700	142,470,405
Home Depot, Inc.	9,888,370	497,483,895
Liberty Interactive, Series A(a)	18,770,075	358,320,732

		998,275,032

		6,663,670,245
CONSUMER STAPLES: 2.5%
FOOD & STAPLES RETAILING: 1.9%
Wal-Mart Stores, Inc.	12,865,450	787,365,540
FOOD, BEVERAGE & TOBACCO: 0.6%
Unilever PLC ADR(b) (United Kingdom)	7,119,700	235,306,085

		1,022,671,625
ENERGY: 6.9%
Baker Hughes, Inc.	10,336,750	433,523,295
Chevron Corp.	4,784,480	513,087,635
Occidental Petroleum Corp.	9,570,100	911,360,623
Schlumberger, Ltd.(b) (Curacao/United States)	13,808,645	965,638,545

		2,823,610,098
FINANCIALS: 20.3%
BANKS: 6.8%
BB&T Corp.	14,966,544	469,799,816
HSBC Holdings PLC ADR(b) (United Kingdom)	5,721,129	253,960,916
SunTrust Banks, Inc.	11,208,733	270,915,077
Wells Fargo & Co.	52,003,141	1,775,387,234

		2,770,063,043
DIVERSIFIED FINANCIALS: 12.2%
Bank of America Corp.	77,271,000	739,483,470
Bank of New York Mellon Corp.	35,171,124	848,679,222
Capital One Financial Corp.(c)	30,052,911	1,675,149,259
Charles Schwab Corp.	48,311,900	694,242,003
Credit Suisse Group AG ADR(b) (Switzerland)	4,230,000	120,597,300
Goldman Sachs Group, Inc.	6,809,700	846,922,389
Legg Mason, Inc.	1,918,252	53,576,779

		4,978,650,422
INSURANCE: 1.3%
AEGON NV(a),(b) (Netherlands)	61,672,372	342,898,388
Genworth Financial, Inc., Class A(a)	22,207,857	184,769,370

		527,667,758

		8,276,381,223
HEALTH CARE: 19.1%
HEALTH CARE EQUIPMENT & SERVICES: 1.5%
Boston Scientific Corp.(a)	61,204,900	366,005,302
Medtronic, Inc.	6,156,200	241,261,478

		607,266,780

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 17.6%
Amgen, Inc.	13,706,333	931,893,581
GlaxoSmithKline PLC ADR(b) (United Kingdom)	22,892,100	$1,028,084,211
Merck & Co., Inc.	33,283,500	1,278,086,400
Novartis AG ADR(b) (Switzerland)	16,463,300	912,231,453
Pfizer, Inc.	48,188,164	1,091,943,796
Roche Holding AG ADR(b) (Switzerland)	18,122,800	790,878,992
Sanofi ADR(b) (France)	29,528,929	1,144,245,999

		7,177,364,432

		7,784,631,212
INDUSTRIALS: 7.0%
CAPITAL GOODS: 4.5%
General Electric Co.	63,122,175	1,266,862,052
Koninklijke Philips Electronics NV(b) (Netherlands)	12,586,500	256,135,275
Tyco International, Ltd.(b) (Switzerland)	5,767,675	324,027,982

		1,847,025,309
COMMERICAL & PROFESSIONAL SERVICES: 0.1%
Pitney Bowes, Inc.	1,306,230	22,963,523
TRANSPORTATION: 2.4%
FedEx Corp.	10,827,399	995,687,612

		2,865,676,444
INFORMATION TECHNOLOGY: 21.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.0%
Maxim Integrated Products, Inc.(c)	13,833,700	395,505,483
SOFTWARE & SERVICES: 11.1%
Adobe Systems, Inc.(a)	7,872,900	270,119,199
AOL, Inc.(a),(c)	8,403,254	159,409,728
BMC Software, Inc.(a),(c)	8,215,140	329,920,023
Cadence Design Systems, Inc.(a),(c)	18,966,000	224,557,440
Computer Sciences Corp.(c)	9,119,362	273,033,698
Compuware Corp.(a),(c)	15,771,012	144,935,600
eBay, Inc.(a)	23,578,300	869,803,487
Equinix, Inc.(a)	662,200	104,263,390
Microsoft Corp.	34,364,800	1,108,264,800
Symantec Corp.(a)	33,964,600	635,138,020
Synopsys, Inc.(a),(c)	13,437,669	411,998,932

		4,531,444,317
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.9%
Corning, Inc.	14,200,000	199,936,000
Hewlett-Packard Co.	64,466,895	1,536,246,108
Molex, Inc.	2,500,400	70,311,248
Molex, Inc., Class A	9,060,630	212,471,773
NetApp, Inc.(a)	6,950,000	311,151,500
Nokia Corp. ADR(b) (Finland)	53,286,400	292,542,336
TE Connectivity, Ltd.(b) (Switzerland)	14,031,316	515,650,863
Xerox Corp.	63,042,582	509,384,063

		3,647,693,891

		8,574,643,691
MATERIALS: 3.6%
Celanese Corp., Series A	5,235,108	241,757,287
Cemex SAB de CV ADR(a),(b) (Mexico)	22,960,172	178,170,931
Domtar Corp.	682,349	65,082,448
Dow Chemical Co.	18,361,145	636,030,063
Vulcan Materials Co.(c)	7,658,925	327,265,865

		1,448,306,594

1 / Dodge & Cox Stock Fund

Portfolio of Investments (unaudited)	March 31, 2012

COMMON STOCKS (continued)

	SHARES	VALUE
TELECOMMUNICATION SERVICES: 2.3%
Sprint Nextel Corp.(a)	135,357,839	385,769,841
Vodafone Group PLC ADR(b) (United Kingdom)	19,368,900	535,937,463

		921,707,304

TOTAL COMMON STOCKS (Cost $35,962,160,199)		40,381,298,436

SHORT-TERM INVESTMENTS: 1.4%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$40,874,868	40,874,868
REPURCHASE AGREEMENT: 1.3%
Fixed Income Clearing Corporation(d) 0.01%, 4/2/12, maturity value $541,890,452	$541,890,000	$541,890,000

TOTAL SHORT-TERM INVESTMENTS (Cost $582,764,868)		582,764,868

TOTAL INVESTMENTS (Cost $36,544,925,067)	100.5%	40,964,063,304

OTHER ASSETS LESS LIABILITIES	(0.5%)	(199,841,781)

NET ASSETS	100.0%	$40,764,221,523

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)	Repurchase agreement is collateralized by Fannie Mae 0.00%-4.375%, 10/15/15-6/1/17; Federal Home Loan Bank 1.25%, 2/28/17; and Freddie Mac 2.00%, 2/27/17. Total collateral value is $552,734,480.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2012:

Security Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(b)	$40,381,298,436	$—	$—
Short-term Investments
Money Market Fund	40,874,868	—	—
Repurchase Agreement	—	541,890,000	—

Total	$40,422,173,304	$541,890,000	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2012, the cost of investments for federal income tax purposes was $36,618,486,784. Net unrealized appreciation aggregated $4,345,576,520, of which $7,782,911,751 represented appreciated securities and $3,437,335,231 represented depreciated securities.

3 / Dodge & Cox Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2012. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
AOL, Inc.	8,439,054	—	(35,800)	8,403,254	—	(b)	159,409,728
BMC Software, Inc.	8,250,140	—	(35,000)	8,215,140	—	(b)	329,920,023
Cadence Design Systems, Inc.	19,448,500	—	(482,500)	18,966,000	—	(b)	224,557,440
Capital One Financial Corp.	30,180,911	—	(128,000)	30,052,911	1,502,646		1,675,149,259
Computer Sciences Corp.	8,996,552	122,810	—	9,119,362	1,823,872		273,033,698
Compuware Corp.	15,838,112	—	(67,100)	15,771,012	—	(b)	144,935,600
Maxim Integrated Products, Inc.	17,296,400	—	(3,462,700)	13,833,700	3,164,414		—	(c)
Synopsys, Inc.	13,695,769	—	(258,100)	13,437,669	—	(b)	411,998,932
Vulcan Materials Co.	7,942,625	—	(283,700)	7,658,925	79,089		327,265,865

					$6,570,021		$3,546,270,545

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Stock Fund / 4

GLOBAL STOCK FUND Portfolio of Investments (unaudited)	March 31, 2012

COMMON STOCKS: 96.6%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 11.8%
AUTOMOBILES & COMPONENTS: 1.8%
Bayerische Motoren Werke AG (Germany)	102,400	$9,208,972
Mahindra & Mahindra, Ltd. (India)	477,100	6,546,136
Yamaha Motor Co., Ltd. (Japan)	1,699,000	22,764,178

		38,519,286
CONSUMER DURABLES & APPAREL: 1.9%
LG Electronics, Inc. (South Korea)	127,700	9,331,945
Li Ning Co., Ltd. (Cayman Islands/China)	6,242,600	6,640,080
Panasonic Corp. (Japan)	1,814,400	16,681,870
Sony Corp. (Japan)	439,100	9,039,826

		41,693,721
MEDIA: 7.0%
Comcast Corp., Class A (United States)	1,050,600	31,528,506
DISH Network Corp., Class A(a) (United States)	256,300	8,439,959
Grupo Televisa SAB ADR (Mexico)	934,100	19,690,828
Naspers, Ltd. (South Africa)	821,600	46,162,117
Television Broadcasts, Ltd. (Hong Kong)	2,523,100	16,976,515
Time Warner Cable, Inc. (United States)	153,171	12,483,437
Time Warner, Inc. (United States)	412,466	15,570,591

		150,851,953
RETAILING: 1.1%
Home Depot, Inc. (United States)	265,600	13,362,336
Liberty Interactive, Series A(a) (United States)	506,657	9,672,082

		23,034,418

		254,099,378
CONSUMER STAPLES: 3.9%
FOOD & STAPLES RETAILING: 1.4%
Wal-Mart Stores, Inc. (United States)	467,400	28,604,880
FOOD, BEVERAGE & TOBACCO: 2.5%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	1,602,600	22,389,463
Diageo PLC ADR (United Kingdom)	132,800	12,815,200
Unilever PLC (United Kingdom)	575,300	18,992,781

		54,197,444

		82,802,324
ENERGY: 4.5%
Baker Hughes, Inc. (United States)	241,387	10,123,771
Chevron Corp. (United States)	97,700	10,477,348
Occidental Petroleum Corp. (United States)	234,525	22,333,816
Royal Dutch Shell PLC ADR (United Kingdom)	296,486	20,792,563
Schlumberger, Ltd. (Curacao/United States)	467,900	32,720,247

		96,447,745
FINANCIALS: 26.1%
BANKS: 9.9%
Banco Santander SA (Spain)	2,145,623	16,511,528
Barclays PLC (United Kingdom)	11,003,400	41,403,880
BB&T Corp. (United States)	706,700	22,183,313
HSBC Holdings PLC (United Kingdom)	2,568,162	22,789,950
ICICI Bank, Ltd. (India)	56,664	986,573
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,525,000	7,590,915
Standard Bank Group, Ltd. (South Africa)	649,200	9,424,444
Standard Chartered PLC (United Kingdom)	514,722	12,843,454
SunTrust Banks, Inc. (United States)	413,795	10,001,425
UniCredit SPA (Italy)	1,954,699	9,791,822

	SHARES	VALUE
Wells Fargo & Co. (United States)	1,717,773	$58,644,770

		212,172,074
DIVERSIFIED FINANCIALS: 11.0%
Bank of America Corp. (United States)	3,345,500	32,016,435
Bank of New York Mellon Corp. (United States)	1,748,700	42,196,131
Capital One Financial Corp. (United States)	731,900	40,796,106
Charles Schwab Corp. (United States)	2,466,200	35,439,294
Credit Suisse Group AG (Switzerland)	1,272,200	36,261,998
Goldman Sachs Group, Inc. (United States)	285,400	35,495,198
Haci Omer Sabanci Holding AS (Turkey)	3,344,188	14,372,710

		236,577,872
INSURANCE: 4.4%
AEGON NV (a) (Netherlands)	6,502,474	36,111,654
Dai-ichi Life Insurance Co., Ltd. (Japan)	10,300	14,223,632
Swiss Life Holding AG (Switzerland)	70,600	8,399,734
Swiss Re AG (Switzerland)	545,300	34,825,020

		93,560,040
REAL ESTATE: 0.8%
BR Malls Participacoes SA (Brazil)	703,600	9,169,599
Hang Lung Group, Ltd. (Hong Kong)	1,327,500	8,487,534

		17,657,133

		559,967,119
HEALTH CARE: 16.2%
HEALTH CARE EQUIPMENT & SERVICES: 0.7%
Boston Scientific Corp. (a) (United States)	1,120,200	6,698,796
Medtronic, Inc. (United States)	221,200	8,668,828

		15,367,624
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 15.5%
Amgen, Inc. (United States)	440,717	29,964,349
Bayer AG (Germany)	494,520	34,784,200
GlaxoSmithKline PLC ADR (United Kingdom)	782,100	35,124,111
GlaxoSmithKline PLC (United Kingdom)	194,800	4,351,254
Merck & Co., Inc. (United States)	1,349,600	51,824,640
Novartis AG (Switzerland)	98,800	5,468,093
Novartis AG ADR (Switzerland)	609,700	33,783,477
Pfizer, Inc. (United States)	806,300	18,270,758
Roche Holding AG (Switzerland)	333,800	58,092,367
Sanofi (France)	784,862	60,953,428

		332,616,677

		347,984,301
INDUSTRIALS: 7.6%
CAPITAL GOODS: 6.3%
General Electric Co. (United States)	2,200,300	44,160,021
Koninklijke Philips Electronics NV (Netherlands)	1,287,419	26,098,860
Mitsubishi Electric Corp. (Japan)	1,628,700	14,403,871
Nidec Corp. (Japan)	140,500	12,798,961
Schneider Electric SA (France)	324,578	21,207,260
Tyco International, Ltd. (Switzerland)	149,900	8,421,382
Wienerberger AG (Austria)	684,480	8,025,223

		135,115,578
TRANSPORTATION: 1.3%
FedEx Corp. (United States)	293,100	26,953,476

		162,069,054
INFORMATION TECHNOLOGY: 13.9%
SOFTWARE & SERVICES: 6.5%
AOL, Inc. (a) (United States)	847,869	16,084,075
eBay, Inc. (a) (United States)	515,900	19,031,551

1/ Dodge & Cox Global Stock Fund

Portfolio of Investments (unaudited)	March 31, 2012

COMMON STOCKS (continued)

	SHARES	VALUE
Microsoft Corp. (United States)	1,699,700	$54,815,325
Nintendo Co., Ltd. (Japan)	154,300	23,209,315
Symantec Corp. (a) (United States)	846,600	15,831,420
Synopsys, Inc. (a) (United States)	346,800	10,632,888

		139,604,574
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.4%
Corning, Inc. (United States)	825,000	11,616,000
Hewlett-Packard Co. (United States)	2,589,500	61,707,785
NetApp, Inc. (a) (United States)	370,000	16,564,900
Nokia Oyj (Finland)	5,250,425	28,584,165
TE Connectivity, Ltd. (Switzerland)	484,115	17,791,226
Telefonaktiebolaget LM Ericsson (Sweden)	1,276,988	13,231,586
Xerox Corp. (United States)	1,163,000	9,397,040

		158,892,702

		298,497,276
MATERIALS: 5.6%
Akzo Nobel NV (Netherlands)	300,456	17,739,789
Celanese Corp., Series A (United States)	404,900	18,698,282
Cemex SAB de CV ADR(a) (Mexico)	1,635,340	12,690,236
Domtar Corp. (United States)	138,416	13,202,118
Dow Chemical Co. (United States)	317,600	11,001,664
Duratex SA (Brazil)	1,816,600	11,454,198
Lafarge SA (France)	583,715	27,858,640
Norsk Hydro ASA (Norway)	1,254,611	6,831,817

		119,476,744
TELECOMMUNICATION SERVICES: 7.0%
America Movil SAB de CV, Series L (Mexico)	16,935,400	21,073,611
MTN Group, Ltd. (South Africa)	1,475,100	25,963,760
PT Telekomunikasi Indonesia TBK ADR (Indonesia)	666,200	20,225,832
Sprint Nextel Corp. (a) (United States)	3,630,700	10,347,495
Telecom Italia SPA-RSP (Italy)	25,855,800	25,414,613
Telefonica SA (Spain)	534,300	8,754,239
Telekom Austria AG (Austria)	647,533	7,541,082
Vodafone Group PLC (United Kingdom)	10,877,000	29,958,963

		149,279,595

TOTAL COMMON STOCKS (Cost $1,928,136,466)		2,070,623,536

PREFERRED STOCKS: 1.3%
ENERGY: 1.3%
Petroleo Brasileiro SA ADR (Brazil)	640,500	16,371,180
Ultrapar Participacoes SA ADR (Brazil)	519,600	11,270,124

TOTAL PREFERRED STOCKS (Cost $21,857,635)		27,641,304

SHORT-TERM INVESTMENTS: 0.7%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$2,145,355	2,145,355
REPURCHASE AGREEMENT: 0.6%
Fixed Income Clearing Corporation(b) 0.01%, 4/2/12, maturity value $13,563,011	13,563,000	13,563,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,708,355)		15,708,355

TOTAL INVESTMENTS (Cost $1,965,702,456)	98.6%	2,113,973,195
OTHER ASSETS LESS LIABILITIES	1.4%	29,168,300

NET ASSETS	100.0%	$2,143,141,495

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by Federal Home Loan Bank 0.20%, 9/14/12. Total collateral value is $13,835,000.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

Forward Foreign Currency Contracts

As of March 31, 2012, open forward foreign currency contracts are summarized as follows:

		Contract Amount
Counterparty	Settlement Date	Receive (USD)	Deliver (CHF)	Unrealized Depreciation
Contracts to sell Swiss Franc:
Barclays	5/2/2012	4,371,298	4,000,000	$(61,277)
Citibank	5/16/2012	3,495,129	3,200,000	(51,561)
JPMorgan Chase	5/16/2012	3,491,772	3,200,000	(54,918)
HSBC	5/23/2012	3,460,133	3,200,000	(86,875)

				$(254,631)

Currency Abbreviations

CHF—Swiss Franc

USD—U.S. Dollar

Dodge & Cox Global Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost, which approximates current value. Forward foreign currency contracts are valued based on the applicable exchange rate of the underlying currency.

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its net asset value (NAV) when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. Because trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of foreign securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in securities indices, specific security prices, and exchange rates in foreign markets. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

3 / Dodge & Cox Global Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2012:

Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities(b)
Common Stocks	$2,070,623,536	$—		$—
Preferred Stocks	27,641,304	—		—
Short-term Investments
Money Market fund	2,145,355	—		—
Repurchase Agreement	—	13,563,000		—

Total Securities	$2,100,410,195	$13,563,000		$—

Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(254,631	)(c)	$—

(a)

Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no transfers to or from Level 3 during the period.

(b)	For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents net unrealized appreciation on forward foreign currency contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2012, the cost of investments for federal income tax purposes was $1,969,418,457. Net unrealized appreciation aggregated $144,532,944, of which $309,500,692 represented appreciated securities and $164,967,748 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Stock Fund / 4

INTERNATIONAL STOCK FUND Portfolio of Investments (unaudited)	March 31, 2012

COMMON STOCKS: 97.0%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 14.1%
AUTOMOBILES & COMPONENTS: 4.0%
Bayerische Motoren Werke AG (Germany)	7,471,400	$671,913,221
Honda Motor Co., Ltd. (Japan)	300,000	11,399,058
Honda Motor Co., Ltd. ADR (Japan)	6,758,400	259,725,312
Mahindra & Mahindra, Ltd. (India)	3,772,581	51,762,374
NGK Spark Plug Co., Ltd.(b) (Japan)	16,720,000	238,568,563
Yamaha Motor Co., Ltd.(b) (Japan)	27,230,000	364,843,180

		1,598,211,708
CONSUMER DURABLES & APPAREL: 2.2%
Corporacion Geo SAB de CV, Series B(a),(b) (Mexico)	50,305,400	78,522,318
LG Electronics, Inc. (South Korea)	3,417,487	249,740,015
Li Ning Co., Ltd. (Cayman Islands/China)	51,843,900	55,144,917
Panasonic Corp. (Japan)	32,907,672	302,558,154
Sony Corp. (Japan)	10,542,600	217,042,291

		903,007,695
CONSUMER SERVICES: 0.5%
Accor SA (France)	5,358,051	191,299,244

MEDIA: 7.4%
Grupo Televisa SAB ADR (Mexico)	25,880,592	545,562,879
Liberty Global, Inc., Series A(a) (United States)	2,481,805	124,288,795
Liberty Global, Inc., Series C(a) (United States)	3,274,971	156,838,361
Naspers, Ltd.(b) (South Africa)	27,360,895	1,537,289,238
News Corp., Class A (United States)	17,912,792	352,702,875
Television Broadcasts, Ltd.(b) (Hong Kong)	35,515,100	238,961,049

		2,955,643,197

		5,648,161,844
CONSUMER STAPLES: 2.5%
FOOD, BEVERAGE & TOBACCO: 2.4%
Anadolu Efes Biracilik ve Malt Sanayii AS(b) (Turkey)	25,888,440	361,679,939
Diageo PLC ADR (United Kingdom)	2,151,000	207,571,500
Unilever PLC (United Kingdom)	12,250,000	404,417,822

		973,669,261
HOUSEHOLD & PERSONAL PRODUCTS: 0.1%
Aderans Co., Ltd.(a),(b) (Japan)	3,333,300	37,936,071

		1,011,605,332
ENERGY: 4.6%
Royal Dutch Shell PLC ADR (United Kingdom)	11,137,012	781,038,652
Schlumberger, Ltd. (Curacao/United States)	10,152,217	709,944,535
Total SA (France)	7,108,600	362,543,397

		1,853,526,584
FINANCIALS: 22.0%
BANKS: 12.9%
Banco Santander SA (Spain)	44,981,196	346,150,411
Barclays PLC (United Kingdom)	253,545,898	954,049,097
Erste Group Bank AG (Austria)	3,700,000	85,320,768
Grupo Financiero Banorte SAB de CV (Mexico)	26,928,000	119,698,241
HSBC Holdings PLC (United Kingdom)	111,154,921	986,392,248
ICICI Bank, Ltd. (India)	1,762,999	30,695,458
Kasikornbank PCL Foreign (Thailand)	90,212,627	457,642,662
Mitsubishi UFJ Financial Group, Inc. (Japan)	58,099,900	289,200,904
Standard Bank Group, Ltd. (South Africa)	40,379,417	586,188,486

	SHARES	VALUE
Standard Chartered PLC (United Kingdom)	23,852,887	$595,182,363
UniCredit SPA (Italy)	82,351,788	412,531,063
Yapi ve Kredi Bankasi AS(a) (Turkey)	155,779,068	314,652,216

		5,177,703,917
DIVERSIFIED FINANCIALS: 3.4%
Credit Suisse Group AG (Switzerland)	31,263,000	891,101,130
Deutsche Boerse AG (Germany)	2,000,000	134,650,317
Haci Omer Sabanci Holding AS (Turkey)	83,789,354	360,111,346

		1,385,862,793
INSURANCE: 4.0%
AEGON NV(a) (Netherlands)	82,913,149	460,460,276
Dai-ichi Life Insurance Co., Ltd. (Japan)	152,693	210,859,127
Swiss Life Holding AG (Switzerland)	1,520,000	180,844,134
Swiss Re AG (Switzerland)	11,891,868	759,461,826

		1,611,625,363
REAL ESTATE: 1.7%
BR Malls Participacoes SA (Brazil)	17,129,100	223,233,334
Hang Lung Group, Ltd. (Hong Kong)	52,357,500	334,754,122
Hang Lung Properties, Ltd. (Hong Kong)	31,964,000	117,309,656

		675,297,112

		8,850,489,185
HEALTH CARE: 14.8%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 14.8%
Bayer AG (Germany)	15,975,350	1,123,695,254
GlaxoSmithKline PLC (United Kingdom)	10,770,000	240,569,822
GlaxoSmithKline PLC ADR (United Kingdom)	21,453,749	963,487,868
Novartis AG (Switzerland)	1,100,000	60,879,583
Novartis AG ADR (Switzerland)	16,605,000	920,083,050
Roche Holding AG (Switzerland)	7,685,400	1,337,516,716
Sanofi (France)	16,604,120	1,289,498,059

		5,935,730,352
INDUSTRIALS: 8.7%
CAPITAL GOODS: 8.0%
Koninklijke Philips Electronics NV (Netherlands)	43,392,099	879,654,818
Mitsubishi Electric Corp. (Japan)	95,083,400	840,897,050
Nexans SA (France)	1,391,332	93,912,878
Nidec Corp. (Japan)	3,712,500	338,193,186
Schneider Electric SA (France)	9,334,546	609,900,064
Tyco International, Ltd. (Switzerland)	6,119,020	343,766,543
Wienerberger AG(b) (Austria)	11,254,341	131,952,125

		3,238,276,664
COMMERICAL & PROFESSIONAL SERVICES: 0.4%
Experian PLC (Jersey/United Kingdom)	10,362,212	161,517,216
TRANSPORTATION: 0.3%
DP World, Ltd. (United Arab Emirates)	5,585,044	64,786,511
TNT Express NV (Netherlands)	3,333,775	41,172,317

		105,958,828

		3,505,752,708
INFORMATION TECHNOLOGY: 13.5%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.6%
Infineon Technologies AG(b) (Germany)	62,194,266	635,882,980
SOFTWARE & SERVICES: 1.5%
Nintendo Co., Ltd. (Japan)	4,203,000	632,201,885
TECHNOLOGY, HARDWARE & EQUIPMENT: 10.4%
Brother Industries, Ltd.(b) (Japan)	22,885,100	310,222,088
Fujifilm Holdings Corp. (Japan)	13,079,200	306,714,114

1 / Dodge & Cox International Stock Fund

Portfolio of Investments (unaudited)	March 31, 2012

COMMON STOCKS (continued)

	SHARES	VALUE
Fujitsu, Ltd. (Japan)	100,723,000	$530,569,385
Hewlett-Packard Co. (United States)	25,580,000	609,571,400
Kyocera Corp. (Japan)	6,433,900	589,210,608
Nokia Oyj (Finland)	136,229,200	741,653,833
TE Connectivity, Ltd. (Switzerland)	12,270,462	450,939,478
Telefonaktiebolaget LM Ericsson (Sweden)	61,122,200	633,321,263

		4,172,202,169

		5,440,287,034
MATERIALS: 7.0%
Akzo Nobel NV (Netherlands)	2,767,142	163,380,043
BHP Billiton PLC (United Kingdom)	18,501,354	564,485,205
Cemex SAB de CV ADR(a) (Mexico)	35,465,790	275,214,529
Duratex SA (Brazil)	16,460,246	103,786,700
Lafarge SA(b) (France)	19,465,664	929,026,888
Lanxess AG(b) (Germany)	4,839,784	400,069,635
Linde AG (Germany)	1,020,205	183,075,062
Norsk Hydro ASA (Norway)	34,550,190	188,138,442

		2,807,176,504
TELECOMMUNICATION SERVICES: 9.8%
America Movil SAB de CV, Series L (Mexico)	382,200,000	475,591,615
Bharti Airtel, Ltd. (India)	17,127,327	113,296,873
Millicom International Cellular SA SDR (Luxembourg)	2,977,494	337,543,532
MTN Group, Ltd. (South Africa)	39,020,300	686,810,182
PT Telekomunikasi Indonesia TBK ADR (Indonesia)	12,543,478	380,819,992
Telecom Italia SPA (Italy)	201,500,000	239,582,138
Telecom Italia SPA-RSP (Italy)	189,023,245	185,797,875
Telefonica SA (Spain)	14,332,200	234,825,935
Telekom Austria AG (Austria)	12,767,576	148,689,471
Vodafone Group PLC (United Kingdom)	419,250,000	1,154,757,316

		3,957,714,929

TOTAL COMMON STOCKS (Cost $40,341,242,662)		39,010,444,472

PREFERRED STOCKS: 1.8%
ENERGY: 1.8%
Petroleo Brasileiro SA ADR (Brazil)	14,266,000	364,638,960
Ultrapar Participacoes SA ADR (Brazil)	16,645,628	361,043,671

TOTAL PREFERRED STOCKS (Cost $328,993,782)		725,682,631

SHORT-TERM INVESTMENTS: 1.1%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$39,887,737	39,887,737
REPURCHASE AGREEMENT: 1.0%
Fixed Income Clearing Corporation(c) 0.01%, 4/2/12, maturity value $400,144,333	400,144,000	400,144,000

TOTAL SHORT-TERM INVESTMENTS (Cost $440,031,737)		440,031,737

TOTAL INVESTMENTS (Cost $41,110,268,181)	99.9%	40,176,158,840
OTHER ASSETS LESS LIABILITIES	0.1%	45,456,177

NET ASSETS	100.0%	$40,221,615,017

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by Fannie Mae 4.375%-5.00%, 4/15/15-10/15/15; Federal Home Loan Bank 2.75%, 3/13/15; U.S. Treasury Note 2.50%, 3/31/15. Total collateral value is $408,147,750.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

NVDR: Non-Voting Depositary Receipt

SDR: Swedish Depository Receipt

Forward Foreign Currency Contracts

As of March 31, 2012, open forward foreign currency contracts are summarized as follows:

		Contract Amount
Counterparty	Settlement Date	Receive (USD)	Deliver (CHF)	Unrealized Depreciation
Contracts to sell Swiss Franc:
Barclays	5/2/2012	95,075,733	87,000,000	$(1,332,773)
Citibank	5/16/2012	93,931,583	86,000,000	(1,385,713)
JPMorgan Chase	5/16/2012	77,473,703	71,000,000	(1,218,483)
HSBC	5/23/2012	92,991,068	86,000,000	(2,334,778)

				$(6,271,747)

Currency Abbreviations

CHF—Swiss Franc

USD—U.S. Dollar

Dodge & Cox International Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost, which approximates current value. Forward foreign currency contracts are valued based on the applicable exchange rate of the underlying currency.

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its net asset value (NAV) when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. Because trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of foreign securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in securities indices, specific security prices, and exchange rates in foreign markets. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

3 / Dodge & Cox International Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2012:

Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities(b)
Common Stocks	$39,010,444,472	$—		$—
Preferred Stocks	725,682,631	—		—
Short-term Investments
Money Market Fund	39,887,737	—		—
Repurchase Agreement	—	400,144,000

Total Securities	$39,776,014,840	$400,144,000		$—

Other Financial Instruments				—
Forward Foreign Currency Contracts	$—	$(6,271,747	)(c)	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no transfers to or from Level 3 during the period.

(b)	For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents net unrealized appreciation on forward foreign currency contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2012, the cost of investments for federal income tax purposes was $41,224,938,770. Net unrealized depreciation aggregated $1,091,207,148, of which $6,589,948,081 represented appreciated securities and $7,681,155,229 represented depreciated securities.

Dodge & Cox International Stock Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2012. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
Aderans Co., Ltd (Japan)	3,417,400	—	(84,100)	3,333,300	—	(b)	37,936,071
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	25,888,440	—	—	25,888,440	—		361,679,939
Brother Industries, Ltd. (Japan)	22,885,100	—	—	22,885,100	3,081,164		310,222,088
Corporacion Geo SAB de CV, Series B (Mexico)	50,305,400	—	—	50,305,400	—	(b)	78,522,318
Infineon Technologies AG (Germany)	62,194,266	—	—	62,194,266	9,791,494		635,882,980
Lafarge SA (France)	16,454,291	3,011,373	—	19,465,664	—		929,026,888
Lanxess AG (Germany)	4,839,784	—	—	4,839,784	—		400,069,635
Naspers, Ltd. (South Africa)	27,360,895	—	—	27,360,895	—		1,537,289,238
NGK Spark Plug Co., Ltd. (Japan)	16,720,000	—	—	16,720,000	2,063,525		238,568,563
Television Broadcasts, Ltd. (Hong Kong)	35,625,100	—	(110,000)	35,515,100	—		238,961,049
Wienerberger AG (Austria)	11,254,341	—	—	11,254,341	—		131,952,125
Yamaha Motor Co., Ltd. (Japan)	27,230,000	—	—	27,230,000	—		364,843,180

					$14,936,183		$5,264,954,074

(a)	Net of foreign taxes, if any
(b)	Non-income producing

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox International Stock Fund

BALANCED FUND Portfolio of Investments (unaudited)	March 31, 2012

COMMON STOCKS: 74.1%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 11.8%
CONSUMER DURABLES & APPAREL: 1.0%
Panasonic Corp. ADR(b) (Japan)	4,378,128	40,497,684
Sony Corp. ADR(b) (Japan)	3,935,325	81,736,700

		122,234,384
MEDIA: 9.2%
Comcast Corp., Class A	12,813,974	384,547,360
DISH Network Corp., Class A(a)	1,733,682	57,090,148
Liberty Global, Inc., Series A(a)	158,521	7,938,732
Liberty Global, Inc., Series C(a)	232,368	11,128,104
McGraw-Hill Companies, Inc.	1,055,337	51,152,184
News Corp., Class A	11,643,200	229,254,608
Time Warner Cable, Inc.	2,048,883	166,983,965
Time Warner, Inc.	7,408,466	279,669,591

		1,187,764,692
RETAILING: 1.6%
CarMax, Inc.(a)	901,000	31,219,650
Home Depot, Inc.	2,011,592	101,203,194
Liberty Interactive, Series A(a)	4,009,650	76,544,218

		208,967,062

		1,518,966,138
CONSUMER STAPLES: 1.8%
FOOD & STAPLES RETAILING: 1.4%
Wal-Mart Stores, Inc.	3,009,900	184,205,880
FOOD, BEVERAGE & TOBACCO: 0.4%
Unilever PLC ADR(b) (United Kingdom)	1,487,400	49,158,570

		233,364,450
ENERGY: 5.3%
Baker Hughes, Inc.	2,562,079	107,453,593
Chevron Corp.	1,127,879	120,953,744
Occidental Petroleum Corp.	2,219,600	211,372,508
Schlumberger, Ltd.(b) (Curacao/United States)	3,488,221	243,931,295

		683,711,140
FINANCIALS: 16.0%
BANKS: 5.2%
BB&T Corp.	2,934,584	92,116,592
HSBC Holdings PLC ADR(b) (United Kingdom)	1,470,561	65,278,203
SunTrust Banks, Inc.	3,004,490	72,618,523
Wells Fargo & Co.	12,806,906	437,227,771

		667,241,089
DIVERSIFIED FINANCIALS: 9.7%
Bank of America Corp.	20,385,600	195,090,192
Bank of New York Mellon Corp.	9,039,800	218,130,374
Capital One Financial Corp.	7,452,659	415,411,212
Charles Schwab Corp.	11,799,900	169,564,563
Credit Suisse Group AG ADR(b) (Switzerland)	1,069,200	30,482,892
Goldman Sachs Group, Inc.	1,750,000	217,647,500
Legg Mason, Inc.	364,290	10,174,620

		1,256,501,353
INSURANCE: 1.1%
AEGON NV(a),(b) (Netherlands)	15,817,651	87,946,140
Genworth Financial, Inc., Class A(a)	6,904,200	57,442,944

		145,389,084

		2,069,131,526
HEALTH CARE: 14.3%
HEALTH CARE EQUIPMENT & SERVICES: 1.3%
Boston Scientific Corp.(a)	17,638,300	105,477,034
Medtronic, Inc.	1,410,200	55,265,738

		160,742,772

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 13.0%
Amgen, Inc.	3,215,100	218,594,649
GlaxoSmithKline PLC ADR(b) (United Kingdom)	5,150,600	231,313,446
Merck & Co., Inc.	7,720,975	296,485,440
Novartis AG ADR(b) (Switzerland)	3,980,000	220,531,800
Pfizer, Inc.	11,240,517	254,710,115
Roche Holding AG ADR(b) (Switzerland)	4,480,000	195,507,200
Sanofi ADR(b) (France)	6,755,165	261,762,644

		1,678,905,294

		1,839,648,066
INDUSTRIALS: 4.9%
CAPITAL GOODS: 3.1%
General Electric Co.	14,814,600	297,329,022
Koninklijke Philips Electronics NV(b) (Netherlands)	1,700,000	34,595,000
Tyco International, Ltd.(b) (Switzerland)	1,275,434	71,653,882

		403,577,904
COMMERICAL & PROFESSIONAL SERVICES: 0.0%
Pitney Bowes, Inc.	362,662	6,375,598
TRANSPORTATION: 1.8%
FedEx Corp.	2,464,554	226,640,386

		636,593,888
INFORMATION TECHNOLOGY: 15.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.7%
Maxim Integrated Products, Inc.	2,922,900	83,565,711
SOFTWARE & SERVICES: 8.6%
Adobe Systems, Inc.(a)	1,865,600	64,008,736
AOL, Inc.(a)	1,289,074	24,453,734
BMC Software, Inc.(a)	2,111,560	84,800,249
Cadence Design Systems, Inc.(a)	4,745,800	56,190,272
Computer Sciences Corp.	2,333,232	69,856,966
Compuware Corp.(a)	3,975,888	36,538,411
eBay, Inc.(a)	5,709,900	210,638,211
Equinix, Inc.(a)	108,900	17,146,305
Microsoft Corp.	8,594,900	277,185,525
Symantec Corp.(a)	9,184,000	171,740,800
Synopsys, Inc.(a)	3,265,100	100,107,966

		1,112,667,175
TECHNOLOGY, HARDWARE & EQUIPMENT: 6.5%
Corning, Inc.	2,735,000	38,508,800
Hewlett-Packard Co.	14,771,812	352,012,280
Molex, Inc.	481,600	13,542,592
Molex, Inc., Class A	2,569,828	60,262,467
NetApp, Inc.(a)	1,258,985	56,364,758
Nokia Corp. ADR(b) (Finland)	14,040,260	77,081,027
TE Connectivity, Ltd.(b) (Switzerland)	3,280,536	120,559,698
Xerox Corp.	15,645,150	126,412,812

		844,744,434

		2,040,977,320
MATERIALS: 2.5%
Celanese Corp., Series A	1,175,759	54,296,551
Cemex SAB de CV ADR(a),(b) (Mexico)	4,517,209	35,053,540
Domtar Corp.	153,391	14,630,433
Dow Chemical Co.	4,305,617	149,146,573
Vulcan Materials Co.	1,506,189	64,359,456

		317,486,553
TELECOMMUNICATION SERVICES: 1.7%
Sprint Nextel Corp.(a)	35,874,100	102,241,185
Vodafone Group PLC ADR(b) (United Kingdom)	4,391,698	121,518,284

		223,759,469
TOTAL COMMON STOCKS (Cost $8,286,841,367)		9,563,638,550

1 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	March 31, 2012

FIXED INCOME SECURITIES: 22.4%

	PAR VALUE	VALUE
U.S. TREASURY: 0.4%
U.S. Treasury Note
0.75%, 5/31/12	$3,900,000	3,903,962
0.375%, 10/31/12	6,600,000	6,607,993
0.625%, 1/31/13	42,000,000	42,146,034

		52,657,989
GOVERNMENT-RELATED: 2.0%
FEDERAL AGENCY: 0.3%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds
9.75%, 11/15/14	362,879	373,239
Small Business Administration - 504 Program
Series 96-20L, 6.70%, 12/1/16	633,794	683,118
Series 97-20F, 7.20%, 6/1/17	906,220	1,004,054
Series 97-20I, 6.90%, 9/1/17	1,181,791	1,296,891
Series 98-20D, 6.15%, 4/1/18	1,518,633	1,648,239
Series 98-20I, 6.00%, 9/1/18	927,860	1,012,135
Series 99-20F, 6.80%, 6/1/19	1,234,603	1,362,098
Series 00-20D, 7.47%, 4/1/20	3,339,286	3,719,431
Series 00-20E, 8.03%, 5/1/20	1,597,275	1,810,278
Series 00-20G, 7.39%, 7/1/20	1,950,773	2,207,663
Series 00-20I, 7.21%, 9/1/20	1,295,119	1,443,965
Series 01-20E, 6.34%, 5/1/21	3,840,928	4,246,798
Series 01-20G, 6.625%, 7/1/21	3,505,398	3,901,049
Series 03-20J, 4.92%, 10/1/23	11,480,450	12,667,468
Series 07-20F, 5.71%, 6/1/27	7,774,244	8,790,812

		46,167,238
FOREIGN AGENCY: 0.1%
Export-Import Bank of Korea(b) (South Korea)
4.00%, 1/11/17	15,000,000	15,612,630
LOCAL AUTHORITY: 1.6%
California Taxable General Obligation
7.50%, 4/1/34	28,825,000	36,620,433
7.55%, 4/1/39	28,350,000	36,783,558
7.30%, 10/1/39	17,000,000	21,285,530
7.625%, 3/1/40	5,500,000	7,163,530
Illinois Taxable General Obligation
4.961%, 3/1/16	1,900,000	2,024,108
5.365%, 3/1/17	26,055,000	28,386,141
5.665%, 3/1/18	19,800,000	21,596,850
Los Angeles Unified School District Taxable General Obligation
6.758%, 7/1/34	19,000,000	24,414,810
New Jersey State Turnpike Authority Revenue Bonds
7.102%, 1/1/41	18,450,000	25,240,338

		203,515,298

		265,295,166
MORTGAGE-RELATED: 8.6%
FEDERAL AGENCY CMO & REMIC: 1.9%
Dept. of Veterans Affairs
Trust 1995-1A 1, 7.216%, 2/15/25	703,320	819,832
Trust 1995-2C 3A, 8.793%, 6/15/25	327,623	394,105
Fannie Mae
Trust 2001-T5 A3, 7.50%, 6/19/30	961,317	1,146,806
Trust 2002-33 A1, 7.00%, 6/25/32	3,016,907	3,495,399
Trust 2002-86, 6.00%, 8/25/32	5,009,085	5,298,799
Trust 2005-W4 1A2, 6.50%, 8/25/35	13,944,418	16,140,664
Trust 2009-66 ET, 6.00%, 5/25/39	33,796,545	37,487,483
Trust 2001-T7 A1, 7.50%, 2/25/41	2,799,340	3,171,745
Trust 2001-T8 A1, 7.50%, 7/25/41	2,793,770	3,083,675
Trust 2001-T4 A1, 7.50%, 7/25/41	2,555,877	2,973,006
Trust 2001-W3 A, 7.00%, 9/25/41	2,339,994	2,705,004
Trust 2001-T10 A2, 7.50%, 12/25/41	2,655,019	2,936,968
Trust 2002-W6 2A1, 6.647%, 6/25/42	2,778,183	3,143,769
Trust 2002-W8 A2, 7.00%, 6/25/42	3,254,789	3,727,719
Trust 2003-W2 1A1, 6.50%, 7/25/42	5,424,930	6,232,733
Trust 2003-W2 1A2, 7.00%, 7/25/42	2,193,262	2,493,433
Trust 2003-W4 4A, 7.28%, 10/25/42	3,681,485	4,278,158
Trust 2004-T1 1A2, 6.50%, 1/25/44	3,798,360	4,267,274
Trust 2004-W2 5A, 7.50%, 3/25/44	9,949,166	11,546,664

	PAR VALUE	VALUE
Trust 2004-W8 3A, 7.50%, 6/25/44	1,459,531	1,705,208
Trust 2009-11 MP, 7.00%, 3/25/49	38,951,376	44,802,449
Freddie Mac
Series 2100 GS, 6.50%, 12/15/13	751,324	775,121
Series 1078 GZ, 6.50%, 5/15/21	437,999	483,104
Series (GN) 16 PK, 7.00%, 8/25/23	5,560,076	5,976,304
Series T-48 1A4, 5.538%, 7/25/33	47,084,514	52,116,907
Series T-051 1A, 6.50%, 9/25/43	305,759	345,524
Series T-59 1A1, 6.50%, 10/25/43	17,670,105	19,881,673

		241,429,526
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 6.7%
Fannie Mae, 15 Year
6.00%, 7/1/16 - 3/1/22	22,345,861	24,197,454
6.50%, 1/1/13 - 11/1/18	29,750,146	32,466,571
7.00%, 11/1/18	2,328,573	2,525,211
7.50%, 9/1/15 - 8/1/17	11,255,576	12,072,687
Fannie Mae, 20 Year
6.50%, 1/1/22 - 10/1/26	9,027,083	10,216,820
Fannie Mae, 30 Year
5.50%, 7/1/33	5,715,618	6,281,158
6.00%, 9/1/36 - 3/1/40	206,449,600	228,719,327
6.50%, 12/1/28 - 8/1/39	141,941,758	159,959,361
7.00%, 4/1/37 - 8/1/37	36,581,623	42,388,094
Fannie Mae, Hybrid ARM
2.121%, 9/1/34	3,638,031	3,820,391
2.181%, 1/1/35	5,564,446	5,884,375
2.234%, 12/1/34	4,870,914	5,086,228
2.463%, 8/1/35	3,974,723	4,226,498
2.575%, 1/1/35	2,555,705	2,718,279
5.324%, 8/1/38	16,675,373	17,749,859
Fannie Mae, Multifamily DUS
Pool 555728, 4.021%, 8/1/13	299,764	308,230
Pool 555162, 4.826%, 1/1/13	13,521,598	13,691,274
Pool 735387, 4.893%, 4/1/15	6,935,049	7,585,899
Pool 555316, 4.961%, 2/1/13	1,925,345	1,956,078
Pool 555148, 5.032%, 1/1/13	1,185,984	1,193,385
Pool 555806, 5.159%, 10/1/13	2,095,780	2,179,278
Pool 461628, 5.32%, 4/1/14	9,358,791	9,884,562
Pool 462086, 5.355%, 11/1/15	19,326,838	21,356,491
Freddie Mac, 30 Year
6.00%, 2/1/39	18,672,358	20,721,009
Freddie Mac, Hybrid ARM
2.711%, 5/1/34	6,264,799	6,649,242
5.354%, 4/1/37 - 10/1/38	19,580,096	20,880,534
5.58%, 2/1/38	18,526,787	19,804,294
5.973%, 9/1/37	11,012,924	11,931,887
Freddie Mac Gold, 15 Year
6.00%, 2/1/18	3,151,900	3,408,086
6.50%, 7/1/14 - 3/1/18	13,392,182	14,585,169
7.00%, 4/1/15	8,662	8,928
7.75%, 7/25/21	783,428	914,892
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	14,961,306	16,739,922
Freddie Mac Gold, 30 Year
6.00%, 2/1/38 - 11/1/39	57,839,445	63,986,507
6.50%, 9/1/18 - 4/1/33	22,338,342	25,514,457
7.00%, 11/1/37 - 9/1/38	31,986,811	36,564,901
7.47%, 3/17/23	171,183	198,815
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	2,054,743	2,443,397
7.97%, 4/15/20 - 1/15/21	1,090,848	1,254,948

		862,074,498
PRIVATE LABEL CMO & REMIC: 0.0%(e)
Union Planters Mortgage Finance Corp. Series 2000-1 A1, 7.70%, 12/25/24	1,687,170	1,826,732

		1,105,330,756

Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	March 31, 2012

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
CORPORATE: 11.4%
FINANCIALS: 4.6%
Ally Financial, Inc.
4.50%, 2/11/14	45,875,000	45,932,344
American International Group, Inc.
4.25%, 9/15/14	4,750,000	4,900,599
8.25%, 8/15/18	16,335,000	19,608,714
Bank of America Corp.
5.30%, 3/15/17	37,540,000	39,175,618
8.00%, 12/15/26(c)	16,960,000	17,214,400
6.625%, 5/23/36(c)	33,500,000	33,827,529
Boston Properties, Inc.
5.625%, 4/15/15	20,900,000	23,223,850
5.875%, 10/15/19	7,960,000	9,104,859
Capital One Financial Corp.
6.75%, 9/15/17	25,085,000	29,542,103
CIGNA Corp.
7.65%, 3/1/23	9,525,000	11,494,598
7.875%, 5/15/27	12,675,000	15,930,164
8.30%, 1/15/33	8,845,000	10,832,610
Citigroup, Inc.
6.125%, 11/21/17	45,475,000	50,757,421
7.875%, 10/30/40(c)	20,528,200	22,504,080
Equity Residential
4.625%, 12/15/21	12,500,000	13,161,712
General Electric Co.
5.50%, 1/8/20	32,095,000	36,404,107
4.375%, 9/16/20	8,475,000	8,925,734
4.625%, 1/7/21	3,350,000	3,575,187
Health Net, Inc.
6.375%, 6/1/17	10,250,000	10,967,500
HSBC Holdings PLC(b) (United Kingdom)
5.10%, 4/5/21	3,625,000	3,918,850
6.50%, 5/2/36	25,990,000	28,901,894
6.50%, 9/15/37	8,940,000	10,033,219
JPMorgan Chase & Co.(c)
8.75%, 9/1/30	23,042,000	31,763,766
Lloyds Banking Group PLC(b) (United Kingdom)
4.20%, 3/28/17	14,400,000	14,508,144
Royal Bank of Scotland Group PLC(b) (United Kingdom)
4.375%, 3/16/16	7,900,000	8,067,346
5.625%, 8/24/20	13,250,000	13,657,172
6.125%, 1/11/21	17,500,000	18,731,020
SLM Corp.
6.00%, 1/25/17	3,650,000	3,759,500
8.45%, 6/15/18	15,550,000	17,338,250
Unum Group
7.19%, 2/1/28	8,305,000	8,621,271
7.25%, 3/15/28	2,030,000	2,122,566
6.75%, 12/15/28	11,368,000	11,748,578
Wells Fargo & Co.
6.00%, 11/15/17	13,695,000	15,732,501

		595,987,206
INDUSTRIALS: 6.8%
AT&T, Inc.
6.55%, 2/15/39	5,500,000	6,693,275
5.35%, 9/1/40	18,000,000	19,139,580
Boston Scientific Corp.
6.25%, 11/15/15	1,055,000	1,165,010
6.40%, 6/15/16	21,405,000	24,644,261
Burlington Northern Santa Fe Corp.(g)
8.251%, 1/15/21	980,258	1,202,934
4.967%, 4/1/23	9,801,003	10,995,138
5.72%, 1/15/24	11,698,270	13,489,112
5.629%, 4/1/24	21,271,218	24,372,710
5.342%, 4/1/24	13,843,903	15,615,520
Canadian Pacific Railway Ltd.(b) (Canada)
5.75%, 1/15/42	4,850,000	4,994,583
Comcast Corp.
6.30%, 11/15/17	5,865,000	7,075,894
5.875%, 2/15/18	1,900,000	2,248,587
6.45%, 3/15/37	4,998,000	5,981,701
6.95%, 8/15/37	1,700,000	2,152,326

	PAR VALUE	VALUE
Cox Communications, Inc.
5.50%, 10/1/15	4,705,000	5,333,263
5.875%, 12/1/16(d)	24,570,000	28,203,461
CSX Corp.
9.75%, 6/15/20	5,231,000	7,131,077
Dillard’s, Inc.
7.13%, 8/1/18	10,586,000	11,141,765
7.875%, 1/1/23	8,660,000	8,681,650
7.75%, 7/15/26	50,000	49,250
7.75%, 5/15/27	540,000	523,800
7.00%, 12/1/28	15,135,000	14,151,225
Dow Chemical Co.
8.55%, 5/15/19	21,553,000	28,245,573
7.375%, 11/1/29	15,330,000	19,724,553
9.40%, 5/15/39	4,890,000	7,519,417
FedEx Corp.
8.00%, 1/15/19	6,965,000	9,003,558
6.72%, 7/15/23	12,692,545	14,470,602
Ford Motor Credit Co.(g)
5.625%, 9/15/15	23,250,000	24,725,213
5.75%, 2/1/21	25,200,000	27,189,792
HCA, Inc.
6.95%, 5/1/12	33,940,000	34,024,850
6.30%, 10/1/12	8,210,000	8,333,150
6.25%, 2/15/13	18,390,000	18,872,738
6.75%, 7/15/13	4,600,000	4,784,000
5.75%, 3/15/14	200,000	207,500
6.50%, 2/15/16	11,455,000	12,199,575
Hewlett-Packard Co.
3.30%, 12/9/16	11,275,000	11,730,611
Lafarge SA(b) (France)
6.20%, 7/9/15(d)	4,600,000	4,840,815
6.50%, 7/15/16	32,945,000	34,970,162
Liberty Media Corp.
8.50%, 7/15/29	9,462,000	9,603,930
8.25%, 2/1/30	7,291,000	7,363,910
Macy’s, Inc.
7.45%, 10/15/16	11,410,000	13,461,677
6.90%, 1/15/32	49,699,000	56,462,868
News Corp.
6.15%, 3/1/37	11,000,000	12,295,591
6.65%, 11/15/37	1,638,000	1,909,312
Norfolk Southern Corp.
9.75%, 6/15/20	7,224,000	10,233,930
Reed Elsevier PLC(b) (United Kingdom)
8.625%, 1/15/19	22,475,000	28,336,592
Sprint Nextel Corp.
6.00%, 12/1/16	25,000,000	22,312,500
6.875%, 11/15/28	9,855,000	7,563,713
Telecom Italia SPA(b) (Italy)
6.175%, 6/18/14	3,000,000	3,157,500
4.95%, 9/30/14	7,550,000	7,776,500
6.999%, 6/4/18	2,000,000	2,130,000
7.175%, 6/18/19	15,450,000	16,454,250
Time Warner Cable, Inc.
8.75%, 2/14/19	20,265,000	26,417,555
8.25%, 4/1/19	16,145,000	20,647,873
Time Warner, Inc.
7.625%, 4/15/31	26,950,000	34,505,621
7.70%, 5/1/32	8,080,000	10,538,259
Union Pacific Corp.
5.866%, 7/2/30	30,884,243	34,967,791
6.176%, 1/2/31	10,876,518	12,529,739
Vulcan Materials Co.
6.50%, 12/1/16	5,250,000	5,630,625
7.50%, 6/15/21	10,825,000	11,988,688
Xerox Corp.
6.35%, 5/15/18	28,585,000	33,165,803
5.625%, 12/15/19	11,115,000	12,348,987

		877,631,445

		1,473,618,651

TOTAL FIXED INCOME SECURITIES
(Cost $2,648,682,045)		2,896,902,562

3 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	March 31, 2012

SHORT-TERM INVESTMENTS: 2.5%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	12,877,981	12,877,981
REPURCHASE AGREEMENT: 2.4%
Fixed Income Clearing Corporation(f) 0.01%, 4/2/12, maturity value $312,033,260	312,033,000	312,033,000

TOTAL SHORT-TERM INVESTMENTS (Cost $324,910,981)		324,910,981

TOTAL INVESTMENTS (Cost $11,260,434,393)	99.0%	12,785,452,093
OTHER ASSETS LESS LIABILITIES	1.0%	129,987,667

NET ASSETS	100.0%	$12,915,439,760

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, all such securities in total represented $33,044,276 or 0.3% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(e)	Rounds to 0.0%
(f)	Repurchase agreement is collateralized by Freddie Mac 2.00%-5.25%, 4/18/16-2/27/17. Total collateral value is $318,277,674.
(g)	Subsidiary (see below)

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
10 Yr U.S. Treasury Note-Short Position	3,186	Jun 2012	$(412,537,219)	$4,503,924

Dodge & Cox Balanced Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities are priced on the basis of valuations furnished by independent pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Futures contracts are valued daily at the closing settlement price on the exchange. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2012:

Classification(a)	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks(b)	$9,563,638,550		$—	$—
Fixed Income Securities
U.S. Treasury	52,657,989		—	—
Government-Related	—		265,295,166	—
Mortgage-Related	—		1,105,330,756	—
Corporate	—		1,473,618,651	—
Short-term Investments
Money Market Fund	12,877,981		—	—
Repurchase Agreement	—		312,033,000	—

Total Securities	$9,629,174,520		$3,156,277,573	$—

Other Financial Instruments
Treasury Futures Contracts	$4,503,924	(c)	$—	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents unrealized appreciation on futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2012, the cost of investments for federal income tax purposes was $11,273,729,413. Net unrealized appreciation aggregated $602,820,014, of which $1,840,595,775 represented appreciated securities and $1,237,775,761 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox Balanced Fund

INCOME FUND Portfolio of Investments (unaudited)	March 31, 2012

FIXED INCOME SECURITIES: 96.9%

	PAR VALUE	VALUE
U.S. TREASURY: 3.2%
U.S. Treasury Note
1.00%, 4/30/12	150,000,000	150,099,600
0.75%, 5/31/12	800,000	800,813
0.625%, 7/31/12	50,000,000	50,082,050
0.375%, 10/31/12	100,000,000	100,121,100
0.625%, 1/31/13	100,000,000	100,347,700
0.625%, 2/28/13	200,000,000	200,734,400
0.625%, 4/30/13	200,000,000	200,836,000

		803,021,663
GOVERNMENT-RELATED: 8.2%
FEDERAL AGENCY: 1.1%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds
9.75%, 11/15/14	15,057	15,487
Small Business Administration—504 Program
Series 92-20D, 8.20%, 4/1/12	11,581	11,583
Series 92-20G, 7.60%, 7/1/12	35,917	36,532
Series 92-20H, 7.40%, 8/1/12	32,591	33,356
Series 92-20I, 7.05%, 9/1/12	36,524	37,385
Series 92-20J, 7.00%, 10/1/12	84,679	85,919
Series 92-20K, 7.55%, 11/1/12	126,522	129,030
Series 92-20L, 7.45%, 12/1/12	26,944	27,564
Series 93-20B, 7.00%, 2/1/13	58,468	60,349
Series 93-20C, 6.50%, 3/1/13	255,698	262,276
Series 93-20D, 6.75%, 4/1/13	105,050	107,075
Series 93-20E, 6.55%, 5/1/13	583,682	597,075
Series 93-20F, 6.65%, 6/1/13	173,179	177,899
Series 93-20L, 6.30%, 12/1/13	357,009	367,618
Series 94-20A, 6.50%, 1/1/14	328,150	338,746
Series 94-20D, 7.70%, 4/1/14	118,890	123,463
Series 94-20E, 7.75%, 5/1/14	523,896	542,054
Series 94-20F, 7.60%, 6/1/14	236,235	246,265
Series 94-20G, 8.00%, 7/1/14	203,133	213,735
Series 94-20H, 7.95%, 8/1/14	113,623	119,069
Series 94-20I, 7.85%, 9/1/14	92,144	96,764
Series 94-20K, 8.65%, 11/1/14	150,401	158,298
Series 94-20L, 8.40%, 12/1/14	122,544	129,040
Series 95-20A, 8.50%, 1/1/15	50,963	53,692
Series 95-20C, 8.10%, 3/1/15	110,949	116,558
Series 97-20E, 7.30%, 5/1/17	328,518	359,586
Series 97-20H, 6.80%, 8/1/17	33,051	36,174
Series 97-20J, 6.55%, 10/1/17	555,490	604,070
Series 97-20L, 6.55%, 12/1/17	30,028	32,753
Series 98-20B, 6.15%, 2/1/18	23,418	25,484
Series 98-20C, 6.35%, 3/1/18	1,851,037	2,023,542
Series 98-20H, 6.15%, 8/1/18	860,553	939,607
Series 98-20L, 5.80%, 12/1/18	616,889	670,221
Series 99-20C, 6.30%, 3/1/19	565,142	626,347
Series 99-20E, 6.30%, 5/1/19	15,169	16,609
Series 99-20G, 7.00%, 7/1/19	1,238,716	1,372,341
Series 99-20I, 7.30%, 9/1/19	412,278	459,886
Series 00-20C, 7.625%, 3/1/20	17,897	20,099
Series 00-20G, 7.39%, 7/1/20	20,695	23,420
Series 01-20G, 6.625%, 7/1/21	4,226,935	4,704,026
Series 01-20L, 5.78%, 12/1/21	11,553,256	12,716,917
Series 02-20A, 6.14%, 1/1/22	76,011	84,487
Series 02-20L, 5.10%, 12/1/22	3,323,870	3,634,852
Series 03-20G, 4.35%, 7/1/23	172,280	186,154
Series 04-20L, 4.87%, 12/1/24	4,230,303	4,682,951
Series 05-20B, 4.625%, 2/1/25	5,842,778	6,358,816
Series 05-20D, 5.11%, 4/1/25	310,774	343,236
Series 05-20E, 4.84%, 5/1/25	11,507,537	12,640,990
Series 05-20G, 4.75%, 7/1/25	10,526,747	11,556,162
Series 05-20H, 5.11%, 8/1/25	127,866	141,547
Series 05-20I, 4.76%, 9/1/25	11,244,436	12,461,949
Series 06-20A, 5.21%, 1/1/26	12,835,221	14,269,835
Series 06-20B, 5.35%, 2/1/26	3,645,457	4,078,292
Series 06-20C, 5.57%, 3/1/26	17,155,353	19,402,721

	PAR VALUE	VALUE
Series 06-20G, 6.07%, 7/1/26	30,963,299	35,115,982
Series 06-20H, 5.70%, 8/1/26	245,748	276,921
Series 06-20I, 5.54%, 9/1/26	511,548	574,774
Series 06-20J, 5.37%, 10/1/26	11,009,287	12,274,234
Series 06-20L, 5.12%, 12/1/26	8,363,450	9,309,946
Series 07-20A, 5.32%, 1/1/27	16,362,395	18,320,106
Series 07-20C, 5.23%, 3/1/27	26,288,064	29,412,451
Series 07-20D, 5.32%, 4/1/27	28,880,478	32,331,482
Series 07-20G, 5.82%, 7/1/27	17,626,879	20,124,624

		276,300,426
FOREIGN AGENCY: 0.6%
Export-Import Bank of Korea(c) (South Korea)
4.00%, 1/11/17	150,950,000	157,115,100
LOCAL AUTHORITY: 6.5%
California Taxable General Obligation
5.25%, 4/1/14	15,800,000	17,019,918
6.20%, 3/1/19	6,435,000	7,512,155
6.20%, 10/1/19	20,285,000	23,700,994
7.50%, 4/1/34	146,900,000	186,627,636
7.55%, 4/1/39	262,103,000	340,073,400
7.30%, 10/1/39	114,580,000	143,464,472
7.625%, 3/1/40	55,395,000	72,149,772
7.60%, 11/1/40	25,775,000	33,774,014
Illinois Taxable General Obligation
4.961%, 3/1/16	55,730,000	59,370,284
5.365%, 3/1/17	190,190,000	207,206,299
5.665%, 3/1/18	157,640,000	171,945,830
Los Angeles Unified School District Taxable General Obligation
6.758%, 7/1/34	132,495,000	170,254,750
New Jersey State Turnpike Authority Revenue Bonds
7.102%, 1/1/41	146,455,000	200,356,298
New Valley Generation V
4.929%, 1/15/21	300,763	341,961

		1,633,797,783

		2,067,213,309
MORTGAGE-RELATED: 37.2%
FEDERAL AGENCY CMO & REMIC: 2.3%
Dept. of Veterans Affairs
Trust 1995-2D 4A, 9.293%, 5/15/25	226,318	274,780
Trust 1997-2Z, 7.50%, 6/15/27	18,336,356	21,647,387
Trust 1998-2 2A PT, 8.821%, 8/15/27	64,815	75,978
Trust 1998-1 1A, 8.198%, 3/15/28	613,116	716,327
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	1,105,257	1,262,861
Trust 1998-58 PC, 6.50%, 10/25/28	6,114,556	6,987,886
Trust 2001 T-5 A2, 6.991%, 2/19/30	73,697	86,025
Trust 2001-T5 A3, 7.50%, 6/19/30	367,385	438,273
Trust 2001-69 PQ, 6.00%, 12/25/31	7,689,960	8,680,011
Trust 2002-33 A1, 7.00%, 6/25/32	3,612,775	4,185,774
Trust 2008-24 GD, 6.50%, 3/25/37	12,228,609	13,352,709
Trust 2009-53 QM, 5.50%, 5/25/39	24,024,050	26,305,575
Trust 2009-40 TB, 6.00%, 6/25/39	44,895,926	49,963,814
Trust 2001-T3 A1, 7.50%, 11/25/40	202,696	229,743
Trust 2010-123 WT, 7.00%, 11/25/40	192,419,152	219,254,908
Trust 2001-T7 A1, 7.50%, 2/25/41	39,991	45,311
Trust 2001-T4 A1, 7.50%, 7/25/41	3,041,108	3,537,428
Trust 2001-T10 A1, 7.00%, 12/25/41	4,180,055	4,817,994
Trust 2002-T12 A3, 7.50%, 5/25/42	75,649	88,876
Trust 2002-90 A1, 6.50%, 6/25/42	7,748,524	8,966,177
Trust 2002-W6 2A1, 6.647%, 6/25/42	4,959,279	5,611,880
Trust 2002-W8 A2, 7.00%, 6/25/42	2,617,374	2,997,686
Trust 2003-W2 1A2, 7.00%, 7/25/42	14,177,943	16,118,341
Trust 2003-W4 3A, 6.842%, 10/25/42	5,276,633	6,119,411
Trust 2003-07 A1, 6.50%, 12/25/42	6,847,421	7,959,407
Trust 2003-W1 1A1, 6.265%, 12/25/42	10,267,748	11,678,142
Trust 2003-W1 2A, 7.07%, 12/25/42	4,863,439	5,660,821
Trust 2004-T1 1A2, 6.50%, 1/25/44	65,123	73,162
Trust 2004-W2 2A2, 7.00%, 2/25/44	226,504	258,781

1 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	March 31, 2012

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2004-W2 5A, 7.50%, 3/25/44	16,192,402	18,792,351
Trust 2004-W8 3A, 7.50%, 6/25/44	10,595,220	12,378,673
Trust 2005-W1 1A3, 7.00%, 10/25/44	11,522,384	13,674,774
Trust 2001-79 BA, 7.00%, 3/25/45	1,161,319	1,284,855
Trust 2006-W1 1A1, 6.50%, 12/25/45	1,197,880	1,389,726
Trust 2006-W1 1A2, 7.00%, 12/25/45	8,342,812	9,874,661
Trust 2006-W1 1A3, 7.50%, 12/25/45	137,504	161,222
Trust 2006-W1 1A4, 8.00%, 12/25/45	9,797,571	11,975,217
Trust 2007-W10 1A, 6.233%, 8/25/47	43,730,747	49,490,909
Trust 2007-W10 2A, 6.208%, 8/25/47	12,690,127	14,380,328
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	761,262	851,815
Series 3312 AB, 6.50%, 6/15/32	12,897,096	13,744,546
Series T-41 2A, 6.62%, 7/25/32	50,342	57,782
Series T-48 1A, 6.279%, 7/25/33	4,793,641	5,397,841
Series T-051 1A, 6.50%, 9/25/43	103,958	117,478

		580,967,646
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 34.9%
Fannie Mae, 10 Year 6.00%, 11/1/16	4,301,194	4,689,041
Fannie Mae, 15 Year
5.50%, 1/1/18 - 1/1/25	792,238,239	863,954,571
6.00%, 7/1/16 - 3/1/23	346,440,802	375,273,174
6.50%, 11/1/12 - 12/1/19	50,364,976	55,457,429
7.00%, 9/1/14 - 11/1/17	59,512	63,492
7.50%, 11/1/14 - 8/1/17	3,873,393	4,157,228
8.00%, 2/1/13	199	201
Fannie Mae, 20 Year
6.00%, 2/1/28	20,019,517	22,096,039
6.50%, 4/1/19 - 10/1/24	22,220,237	24,891,593
Fannie Mae, 30 Year
5.50%, 2/1/33 - 9/1/39	609,375,765	669,708,650
6.00%, 11/1/28 - 10/1/40	2,308,938,777	2,555,096,223
6.50%, 12/1/32 - 8/1/39	673,463,915	755,800,760
7.00%, 4/1/32 - 12/1/37	455,474,094	527,488,964
Fannie Mae, Hybrid ARM
2.053%, 1/1/35	6,730,012	6,978,724
2.076%, 8/1/34	5,414,579	5,675,959
2.121%, 9/1/34	7,450,836	7,833,946
2.134%, 10/1/34	6,290,584	6,625,541
2.14%, 8/1/35	6,561,366	6,917,837
2.175%, 7/1/35	4,556,102	4,776,583
2.18%, 7/1/35	4,243,791	4,447,963
2.198%, 8/1/35	17,096,654	17,941,736
2.282%, 11/1/35	5,263,126	5,496,583
2.288%, 8/1/34	1,659,101	1,735,106
2.303%, 10/1/33	6,173,786	6,442,643
2.397%, 10/1/35	8,666,315	9,236,411
2.426%, 12/1/36	8,390,921	8,865,628
2.46%, 1/1/36	9,727,884	10,267,436
2.482%, 12/1/35	5,946,267	6,345,176
2.486%, 4/1/35	7,613,303	7,964,396
2.498%, 10/1/35	5,049,128	5,384,804
2.499%, 11/1/36	6,984,489	7,453,599
2.50%, 7/1/35	4,738,142	5,053,639
2.511%, 6/1/35	3,496,095	3,703,481
2.517%, 9/1/35	8,225,048	8,780,292
2.538%, 1/1/36	10,828,472	11,548,386
2.602%, 7/1/34	6,294,712	6,703,913
2.607%, 1/1/37	8,613,138	9,198,924
2.829%, 1/1/35	3,249,531	3,474,048
2.979%, 2/1/37	17,543,990	18,799,896
4.808%, 10/1/38	9,959,970	10,674,787
4.834%, 8/1/35	18,374,562	19,582,750
4.882%, 7/1/35	5,541,092	5,904,262
5.124%, 10/1/38	27,698,622	29,591,815
5.194%, 9/1/38	3,117,999	3,354,698
5.28%, 9/1/38	3,055,962	3,289,481
5.289%, 10/1/38	16,321,309	17,567,402
5.583%, 4/1/37	4,808,322	5,194,014
5.794%, 11/1/37	11,869,907	12,855,385

	PAR VALUE	VALUE
Fannie Mae, Multifamily DUS
Pool 555728, 4.021%, 8/1/13	183,189	188,363
Pool 760744, 4.75%, 3/1/15	13,590,000	14,695,572
Pool 555162, 4.826%, 1/1/13	14,081,704	14,258,407
Pool 555191, 4.864%, 2/1/13	12,784,559	12,987,240
Pool 555317, 4.87%, 4/1/13	17,319	17,650
Pool 555290, 4.927%, 2/1/13	99,923	100,540
Pool 735745, 4.989%, 1/1/17	190,815	205,925
Pool 555222, 5.047%, 10/1/12	115,894	117,658
Pool 555806, 5.159%, 10/1/13	77,101	80,173
Pool 745629, 5.16%, 1/1/18	366,331	405,716
Pool 462084, 5.275%, 11/1/15	57,892	63,278
Pool 545892, 5.299%, 10/1/12	22,720,947	22,708,493
Pool 888559, 5.424%, 6/1/17	35,520,564	40,110,821
Pool 888381, 5.506%, 4/1/17	566,103	633,520
Pool 888015, 5.543%, 11/1/16	46,361,330	51,599,467
Pool 555172, 5.731%, 12/1/12	2,218,251	2,246,373
Pool 545987, 5.835%, 9/1/12	17,782,626	17,769,175
Pool 545708, 5.979%, 5/1/12	257,908	257,774
Pool 745936, 6.083%, 8/1/16	881,191	1,006,201
Freddie Mac, 30 Year
5.50%, 9/1/34 - 1/1/35	31,377,633	34,343,643
6.00%, 5/1/38 - 2/1/39	183,138,104	202,813,374
6.50%, 10/1/37	230,954	259,131
Freddie Mac, Hybrid ARM
1.79%, 1/1/36	5,784,682	5,939,800
2.162%, 8/1/36	7,442,125	7,851,116
2.37%, 1/1/36	22,654,607	23,826,556
2.373%, 4/1/35	3,085,607	3,200,734
2.375%, 2/1/34 - 10/1/35	25,932,474	27,378,418
2.41%, 1/1/36	8,520,584	9,089,126
2.501%, 8/1/35	5,077,503	5,416,590
2.529%, 9/1/33	22,208,426	23,673,696
2.531%, 1/1/35	6,284,319	6,699,320
2.548%, 8/1/34	3,455,715	3,674,700
2.572%, 9/1/35	9,036,094	9,666,372
2.601%, 3/1/37	12,050,364	12,889,536
2.62%, 8/1/35	7,911,377	8,472,253
2.647%, 3/1/35	3,782,793	4,037,461
2.692%, 4/1/36	12,373,755	13,241,930
2.709%, 1/1/37	8,179,470	8,751,542
4.913%, 4/1/38	23,074,787	24,747,659
4.937%, 6/1/38	16,706,707	17,818,927
5.093%, 4/1/38	28,538,371	30,527,510
5.131%, 5/1/37	9,502,559	10,084,892
5.134%, 4/1/38	30,953,879	33,139,832
5.252%, 2/1/38	19,804,682	21,105,024
5.326%, 7/1/37	23,537,439	25,131,286
5.354%, 10/1/38	5,567,251	5,987,423
5.355%, 4/1/37	4,910,580	5,170,259
5.441%, 10/1/38	12,159,580	13,064,063
5.493%, 4/1/37	11,576,126	12,156,371
5.733%, 9/1/37	9,129,492	9,857,750
5.871%, 1/1/38	6,649,815	7,201,653
Freddie Mac Gold, 10 Year
6.00%, 9/1/16	1,868,537	2,020,411
Freddie Mac Gold, 15 Year
5.50%, 10/1/16 - 12/1/24	53,833,534	58,647,415
6.00%, 8/1/16 - 11/1/23	107,082,179	116,096,712
6.50%, 6/1/12 - 9/1/18	15,823,208	17,289,348
Freddie Mac Gold, 20 Year
5.50%, 11/1/23	22,725,167	24,954,960
6.00%, 7/1/25 - 12/1/27	117,685,912	130,066,280
6.50%, 7/1/21 - 10/1/26	12,750,015	14,266,933
Freddie Mac Gold, 30 Year
5.50%, 3/1/34 - 8/1/38	340,538,719	371,656,661
6.00%, 2/1/33 - 6/1/38	757,104,015	837,541,423
6.50%, 5/1/17 - 10/1/38	157,620,040	176,872,903
7.00%, 4/1/31 - 11/1/38	21,962,194	25,285,274
7.90%, 2/17/21	1,134,766	1,300,559
Ginnie Mae, 30 Year
7.00%, 5/15/28	912,438	1,060,639

Dodge & Cox Income Fund / 2

Portfolio Of Investments (unaudited)	March 31, 2012

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
7.50%, 9/15/17 - 5/15/25	3,274,736	3,871,197
7.80%, 6/15/20 - 1/15/21	922,162	1,057,857
7.85%, 1/15/21 - 10/15/21	18,280	18,954
8.00%, 9/15/20	16,561	18,634

		8,753,041,062
PRIVATE LABEL CMO & REMIC: 0.0%(f)
GSMPS Mortgage Loan Trust(b) Series 2004-4 1A4, 8.50%, 6/25/34	7,570,975	7,745,440

		9,341,754,148
ASSET-BACKED: 0.0%(f)
STUDENT LOAN: 0.0%(f)
SLM Student Loan Trust
Series 2008-3 A1, 1.06%, 1/25/14	1,468,255	1,469,517
Series 2007-8 A1, 0.79%, 7/27/15	72,614	72,607
Series 2005-2 A4, 0.64%, 4/25/17	3,443,120	3,441,462
Series 2007-3 A2, 0.57%, 10/25/17	6,662,020	6,612,252

		11,595,838
CORPORATE: 48.3%
FINANCIALS: 21.2%
Ally Financial, Inc.
6.875%, 8/28/12	42,295,000	43,035,163
4.50%, 2/11/14	319,383,000	319,782,229
American International Group, Inc.
4.25%, 9/15/14	44,515,000	45,926,348
8.25%, 8/15/18	121,195,000	145,483,811
Bank of America Corp.
5.30%, 3/15/17	105,750,000	110,357,527
7.625%, 6/1/19	295,201,000	340,400,996
5.625%, 7/1/20	80,990,000	84,249,714
8.00%, 12/15/26 (a)	15,420,000	15,651,300
6.625%, 5/23/36 (a)	200,703,000	202,665,273
Barclays PLC(c) (United Kingdom)
6.75%, 5/22/19	12,525,000	14,402,059
5.125%, 1/8/20	126,905,000	132,737,300
Boston Properties, Inc.
6.25%, 1/15/13	18,241,000	18,955,135
5.625%, 4/15/15	35,570,000	39,524,993
5.00%, 6/1/15	17,644,000	19,337,595
3.70%, 11/15/18	29,300,000	30,221,477
5.875%, 10/15/19	49,119,000	56,183,616
5.625%, 11/15/20	56,405,000	64,224,256
4.125%, 5/15/21	16,375,000	16,809,134
Capital One Financial Corp.
7.375%, 5/23/14	25,495,000	28,222,251
6.75%, 9/15/17	200,790,000	236,466,367
4.75%, 7/15/21	100,260,000	105,495,778
CIGNA Corp.
8.50%, 5/1/19	76,776,000	97,781,223
4.00%, 2/15/22	40,750,000	41,522,217
7.65%, 3/1/23	6,172,000	7,448,259
7.875%, 5/15/27	29,925,000	37,610,268
8.30%, 1/15/33	7,750,000	9,491,546
6.15%, 11/15/36	86,714,000	96,482,852
5.375%, 2/15/42	19,965,000	20,477,581
Citigroup, Inc.
4.75%, 5/19/15	28,905,000	30,432,282
6.125%, 11/21/17	193,378,000	215,840,982
2.203%, 5/15/18	173,195,000	160,228,904
7.875%, 10/30/40 (a)	182,197,400	199,733,524
Equity Residential 4.625%, 12/15/21	77,825,000	81,944,822
General Electric Co.
5.90%, 5/13/14	29,530,000	32,457,397
5.625%, 5/1/18	15,000,000	17,386,305
5.50%, 1/8/20	181,340,000	205,686,890
4.375%, 9/16/20	65,775,000	69,273,178
4.625%, 1/7/21	16,895,000	18,030,682
4.65%, 10/17/21	31,975,000	34,031,632
Health Net, Inc. 6.375%, 6/1/17	84,162,000	90,053,340
HSBC Holdings PLC(c) (United Kingdom)

	PAR VALUE	VALUE
5.10%, 4/5/21	53,250,000	57,566,551
9.30%, 6/1/21	100,000	122,282
6.50%, 5/2/36	135,161,000	150,304,303
6.50%, 9/15/37	109,632,000	123,038,239
JPMorgan Chase & Co.
4.95%, 3/25/20	46,340,000	49,983,019
4.35%, 8/15/21	51,145,000	52,256,585
4.50%, 1/24/22	25,860,000	26,903,167
8.75%, 9/1/30 (a)	46,463,000	64,049,989
5.85%, 8/1/35 (a)	28,280,000	28,406,242
6.80%, 10/1/37 (a)	28,253,000	28,411,217
Liberty Mutual Group, Inc. 7.25%, 9/1/12(b)	18,215,000	18,651,122
Lloyds Banking Group PLC(c) (United Kingdom) 4.20%, 3/28/17	91,580,000	92,267,766
Royal Bank of Scotland Group PLC(c) (United Kingdom)
4.375%, 3/16/16	58,765,000	60,009,819
5.625%, 8/24/20	59,492,000	61,320,189
6.125%, 1/11/21	172,600,000	184,741,374
SLM Corp.
6.00%, 1/25/17	31,935,000	32,893,050
8.45%, 6/15/18	134,954,000	150,473,710
Travelers Cos., Inc.
5.50%, 12/1/15	14,312,000	16,229,465
6.25%, 6/20/16	44,745,000	52,343,462
5.75%, 12/15/17	36,090,000	42,973,446
3.90%, 11/1/20	20,075,000	21,560,670
Unum Group
6.85%, 11/15/15 (b)	21,335,000	23,344,394
7.19%, 2/1/28	11,640,000	12,083,274
7.25%, 3/15/28	25,730,000	26,903,262
6.75%, 12/15/28	8,240,000	8,515,859
WellPoint, Inc.
5.00%, 12/15/14	15,750,000	17,277,026
5.25%, 1/15/16	139,398,000	156,232,399
5.875%, 6/15/17	16,511,000	19,278,755
7.00%, 2/15/19	70,928,000	88,051,321
Wells Fargo & Co.
6.00%, 11/15/17	86,800,000	99,713,844
5.625%, 12/11/17	15,000	17,382
5.75%, 2/1/18	36,525,000	42,465,207

		5,344,434,596
INDUSTRIALS: 27.1%
AT&T, Inc.
8.00%, 11/15/31	160,190,000	225,028,184
5.35%, 9/1/40	9,225,000	9,809,035
BHP Billiton, Ltd.(c) (Australia) 5.50%, 4/1/14	49,875,000	54,551,679
Boston Scientific Corp.
5.45%, 6/15/14	71,258,000	77,046,644
6.25%, 11/15/15	15,000,000	16,564,125
6.40%, 6/15/16	112,339,000	129,339,486
6.00%, 1/15/20	15,965,000	18,324,499
Burlington Northern Santa Fe Corp.(e)
4.30%, 7/1/13	7,883,000	8,190,335
4.875%, 1/15/15	13,285,000	14,556,215
4.70%, 10/1/19	77,795,000	87,007,873
7.57%, 1/2/21	16,567,436	19,669,641
8.251%, 1/15/21	5,746,882	7,052,343
5.943%, 1/15/23	102,011	114,366
4.967%, 4/1/23	25,860	29,011
5.72%, 1/15/24	20,867,018	24,061,467
5.342%, 4/1/24	7,687,236	8,670,978
5.996%, 4/1/24	59,114,771	67,720,120
5.629%, 4/1/24	32,478,040	37,213,566
Canadian Pacific Railway Ltd.(c) (Canada) 5.75%, 1/15/42	42,675,000	43,947,184
Comcast Corp.
5.85%, 11/15/15	25,435,000	29,326,021

3 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	March 31, 2012

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
5.90%, 3/15/16	41,990,000	48,482,704
6.50%, 1/15/17	42,195,000	50,485,431
6.30%, 11/15/17	16,620,000	20,051,382
5.875%, 2/15/18	70,335,000	83,239,151
5.70%, 5/15/18	2,700,000	3,186,618
6.45%, 3/15/37	3,120,000	3,734,075
6.95%, 8/15/37	38,974,000	49,343,968
6.40%, 5/15/38	12,700,000	15,144,013
Consolidated Rail Corp.
6.76%, 5/25/15	108,172	115,747
Covidien PLC(c) (Ireland)
6.00%, 10/15/17	32,790,000	39,335,540
Cox Communications, Inc.
5.45%, 12/15/14	48,064,000	53,430,586
5.50%, 10/1/15	50,000	56,677
5.875%, 12/1/16(b)	78,515,000	90,125,955
9.375%, 1/15/19(b)	144,619,000	193,754,173
CSX Corp.
8.375%, 10/15/14	44,020	50,124
9.75%, 6/15/20	10,377,000	14,146,279
6.251%, 1/15/23	19,665,652	22,122,219
Dillard’s, Inc.
7.85%, 10/1/12	2,300,000	2,360,375
7.13%, 8/1/18	24,115,000	25,381,038
7.875%, 1/1/23	275,000	275,688
7.75%, 7/15/26	21,666,000	21,341,010
7.75%, 5/15/27	13,013,000	12,622,610
7.00%, 12/1/28	28,950,000	27,068,250
Dow Chemical Co.
8.55%, 5/15/19	130,067,000	170,455,015
7.375%, 11/1/29	49,544,000	63,746,462
9.40%, 5/15/39	126,318,000	194,240,831
FedEx Corp.
7.375%, 1/15/14	22,740,000	25,117,012
8.00%, 1/15/19	18,610,000	24,056,886
6.72%, 7/15/23	19,297,157	22,000,431
7.65%, 7/15/24	2,329,702	2,781,602
Ford Motor Credit Co.(e)
7.80%, 6/1/12	525,000	529,595
5.625%, 9/15/15	183,555,000	195,201,565
5.75%, 2/1/21	198,425,000	214,092,638
HCA, Inc.
6.95%, 5/1/12	152,243,000	152,623,607
6.30%, 10/1/12	51,122,000	51,888,830
6.25%, 2/15/13	72,788,000	74,698,685
6.75%, 7/15/13	82,431,000	85,728,240
5.75%, 3/15/14	64,871,000	67,303,663
6.375%, 1/15/15	5,000,000	5,275,000
6.50%, 2/15/16	101,926,000	108,551,190
Hewlett-Packard Co.
6.125%, 3/1/14	116,875,000	127,194,595
3.30%, 12/9/16	92,735,000	96,482,329
Lafarge SA(c) (France)
6.20%, 7/9/15(b)	148,600,000	156,379,359
6.50%, 7/15/16	119,276,000	126,608,015
Liberty Media Corp.
8.50%, 7/15/29	12,117,000	12,298,755
8.25%, 2/1/30	29,544,000	29,839,440
Macy’s, Inc.
7.875%, 7/15/15	48,470,000	57,063,326
5.90%, 12/1/16	17,311,000	19,865,255
6.65%, 7/15/24	40,251,000	46,442,161
7.00%, 2/15/28	26,765,000	30,946,917
6.70%, 9/15/28	23,175,000	25,024,643
6.90%, 4/1/29	50,594,000	59,007,630
6.90%, 1/15/32	54,020,000	61,371,942
6.70%, 7/15/34	86,582,000	97,148,381
6.375%, 3/15/37	18,950,000	21,344,162
News Corp.
6.20%, 12/15/34	7,640,000	8,472,920
6.40%, 12/15/35	29,715,000	33,688,282
6.15%, 3/1/37	30,010,000	33,544,608

	PAR VALUE	VALUE
6.65%, 11/15/37	8,625,000	10,053,611
6.15%, 2/15/41	30,720,000	35,191,050
Nordstrom, Inc.
6.75%, 6/1/14	44,300,000	49,899,830
6.25%, 1/15/18	16,835,000	20,575,653
6.95%, 3/15/28	12,970,000	16,230,373
Norfolk Southern Corp.
7.70%, 5/15/17	29,475,000	37,157,099
9.75%, 6/15/20	14,188,000	20,099,530
Pfizer, Inc.
5.50%, 2/1/14	39,440,000	42,899,795
5.50%, 2/15/16	55,525,000	64,120,936
5.45%, 4/1/17	63,508,000	75,859,988
6.20%, 3/15/19	36,008,000	45,060,447
Reed Elsevier PLC(c) (United Kingdom)
7.75%, 1/15/14	6,300,000	6,991,646
8.625%, 1/15/19	130,075,000	163,999,210
Roche Holding AG(c) (Switzerland)
6.00%, 3/1/19(b)	18,040,000	21,999,744
Sprint Nextel Corp.
6.00%, 12/1/16	121,555,000	108,487,837
6.90%, 5/1/19	31,170,000	26,962,050
6.875%, 11/15/28	24,335,000	18,677,113
Telecom Italia SPA(c) (Italy)
5.25%, 11/15/13	43,619,000	44,818,523
6.175%, 6/18/14	31,300,000	32,943,250
4.95%, 9/30/14	64,129,000	66,052,870
6.999%, 6/4/18	34,951,000	37,222,815
7.175%, 6/18/19	79,990,000	85,189,350
Time Warner Cable, Inc.
8.75%, 2/14/19	83,564,000	108,934,448
8.25%, 4/1/19	181,849,000	232,567,050
5.00%, 2/1/20	8,450,000	9,330,127
4.00%, 9/1/21	4,050,000	4,149,573
Time Warner, Inc.
7.625%, 4/15/31	186,818,000	239,193,734
7.70%, 5/1/32	158,038,000	206,119,481
Union Pacific Corp.
5.375%, 5/1/14	7,136,000	7,740,391
4.875%, 1/15/15	10,764,000	11,809,475
6.85%, 1/2/19	4,513,787	5,108,452
6.70%, 2/23/19	5,482,325	6,215,972
7.60%, 1/2/20	1,448,553	1,750,167
6.125%, 2/15/20	47,890,000	58,497,587
4.163%, 7/15/22	25,527,000	27,580,749
6.061%, 1/17/23	14,587,000	16,279,156
4.698%, 1/2/24	5,121,444	5,610,884
5.082%, 1/2/29	9,986,139	10,711,652
5.866%, 7/2/30	52,404,072	59,332,996
6.176%, 1/2/31	38,561,118	44,422,374
Vulcan Materials Co.
6.50%, 12/1/16	34,600,000	37,108,500
7.50%, 6/15/21	89,180,000	98,766,850
Xerox Corp.
8.25%, 5/15/14	34,875,000	39,380,466
6.40%, 3/15/16	73,116,000	83,349,973
7.20%, 4/1/16	25,841,000	30,051,636
6.75%, 2/1/17	64,429,000	74,570,060
2.95%, 3/15/17	1,125,000	1,136,787
6.35%, 5/15/18	109,312,000	126,829,467
5.625%, 12/15/19	68,622,000	76,240,414

		6,808,371,498

		12,152,806,094

TOTAL FIXED INCOME SECURITIES (Cost $22,538,501,725)		24,376,391,052

SHORT-TERM INVESTMENTS: 2.9%
COMMERCIAL PAPER: 0.6%
Reed Elsevier PLC(b),(c) (United Kingdom)
4/9/12	50,000,000	49,995,222
4/20/12	40,000,000	39,990,500

Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	March 31, 2012

SHORT TERM INVESTMENTS (continued)

	PAR VALUE	VALUE
TE Connectivity, Ltd. (b),(c) (Switzerland) 4/24/12	50,000,000	49,984,667

		139,970,389
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	25,198,526	25,198,526
REPURCHASE AGREEMENT: 2.2%
Fixed Income Clearing Corporation(d) 0.01%, 4/2/12, maturity value $554,532,462	554,532,000	554,532,000

TOTAL SHORT-TERM INVESTMENTS (Cost $719,700,915)		719,700,915

TOTAL INVESTMENTS (Cost $23,258,202,640)	99.8%	25,096,091,967
OTHER ASSETS LESS LIABILITIES	0.2%	47,707,520

NET ASSETS	100.0%	$25,143,799,487

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, all such securities in total represented $651,970,576 or 2.6% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Security denominated in U.S. dollars
(d)

Repurchase agreement is collateralized by Fannie Mae 1.625%-5.00%, 10/15/15-3/15/16; Federal Home Loan Bank 2.75%, 6/8/18; and Freddie Mac 4.75%-5.25%, 11/17/15-4/18/16. Total collateral value is $565,626,225.

(e)	Subsidiary (see below)
(f)	Rounds to 0.0%

Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
10 Yr U.S. Treasury Note-Short Position	13,473	Jun 2012	$(1,744,542,984)	$19,046,255

5 / Dodge & Cox Income Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed income securities are priced on the basis of valuations furnished by independent pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Futures contracts are valued daily at the closing settlement price on the exchange. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2012:

Classification(a)	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Fixed Income Securities
U.S. Treasury	$803,021,663		$—	$—
Government-Related	—		2,067,213,309	—
Mortgage-Related	—		9,341,754,148	—
Asset-Backed	—		11,595,838	—
Corporate	—		12,152,806,094	—
Short-term Investments
Commercial Paper	—		139,970,389
Money Market Fund	25,198,526		—	—
Repurchase Agreement	—		554,532,000	—

Total	$828,220,189		$24,267,871,778	$—

Other Financial Instruments
Treasury Futures Contracts	$19,046,255	(b)	$—	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	Represents unrealized appreciation on futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2012, the cost of investments for federal income tax purposes was $23,258,203,249. Net unrealized appreciation aggregated $1,837,888,718, of which $1,861,249,722 represented appreciated securities and $23,361,054 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Income Fund / 6

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By	/s/ Kenneth E. Olivier
Kenneth E. Olivier
Chairman—Principal Executive Officer

Date: May 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By	/s/ Kenneth E. Olivier
Kenneth E. Olivier
Chairman—Principal Executive Officer

By	/s/ David H. Longhurst
David H. Longhurst
Treasurer—Principal Financial Officer

Date: May 2, 2012